Consolidated statement of changes in equity - BRL (R$) R$ in Thousands		Total		Share capital [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance (As issued [member]) at Dec. 31, 2016		R$ 16,009,749		R$ 5,328	R$ 4,051,591	R$ (480,454)	R$ 2,695,998	R$ 6,272,463	R$ 9,737,286
Net income for the year		1,046,297	[1]				551,021	551,021	495,276
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures		204,611				127,994		127,994	76,617
Foreign currency translation effects		(50,085)				(42,055)		(42,055)	(8,030)
Actuarial loss on defined benefit plan		(15,920)				(7,445)		(7,445)	(8,475)
Gain on share subscription of subsidiary		9,000	[1]			5,598		5,598	3,402
Change in fair value of financial assets		3,459				2,150		2,150	1,309
Total comprehensive income for the year		1,197,362				86,242	551,021	637,263	560,099
Contributions by and distributions to owners of the Company
Capital increase in subsidiary		2,052,962							2,052,962
Share options exercised - Subsidiaries		36,966			23,477			23,477	13,489
Dividends - non-controlling interest					(19,725)			(19,725)	19,725
Dividends		(792,145)					(64,921)	(64,921)	(727,224)
Business combination		(704,225)			(704,225)			(704,225)
Share-based payment transactions		63,658			55,478			55,478	8,180
Total contributions by and distributions to owners of the Company		657,216			(644,995)		(64,921)	(709,916)	1,367,132
Transactions with owners of the Company
Change of shareholding interest in subsidiary		(804,914)			(161,053)			(161,053)	(643,861)
Ending balance (Adjustment on initial application of IFRS 9 [member]) at Dec. 31, 2017		(8,688)					(3,950)	(3,950)	(4,738)
Ending balance (Restatement [Member]) at Dec. 31, 2017		17,050,725		5,328	3,245,543	(394,212)	3,178,148	6,034,807	11,015,918
Ending balance at Dec. 31, 2017		17,059,413		5,328	3,245,543	(394,212)	3,182,098	6,038,757	11,020,656
Net income for the year		2,083,180	[1]				975,448	975,448	1,107,732
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures		6,883				4,961		4,961	1,922
Foreign currency translation effects		(161,574)				(169,823)		(169,823)	8,249
Actuarial loss on defined benefit plan		(54,309)				(28,245)		(28,245)	(26,064)
Gain on share subscription of subsidiary	[1]	0
Change in fair value of financial assets		244				146		146	98
Total comprehensive income for the year		1,874,424				(192,961)	975,448	782,487	1,091,937
Contributions by and distributions to owners of the Company
Share options exercised - Subsidiaries		24,548			14,795			14,795	9,753
Dividends - non-controlling interest					(12,368)			(12,368)	12,368
Dividends		(425,493)					(69,622)	(69,622)	(355,871)
Business combination		7,199							7,199
Share-based payment transactions		53,618			44,122			44,122	9,496
Total contributions by and distributions to owners of the Company		(340,128)			46,549		(69,622)	(23,073)	(317,055)
Transactions with owners of the Company
Change of shareholding interest in subsidiary		(615,665)			(179,818)			(179,818)	(435,847)
Ending balance (As issued [member]) at Dec. 31, 2018		17,969,356		5,328	3,112,274	(587,173)	4,083,974	6,614,403	11,354,953
Ending balance (Adjustment on initial application of IFRS 16 [member]) at Dec. 31, 2018		(475,391)					(97,971)	(97,971)	(377,420)
Ending balance (Restatement [Member]) at Dec. 31, 2018		17,493,965		5,328	3,112,274	(587,173)	3,986,003	6,516,432	10,977,533
Ending balance at Dec. 31, 2018		17,969,356		5,328	3,112,274	(587,173)	4,083,974	6,614,403	11,354,953
Net income for the year		2,893,373					1,316,341	1,316,341	1,577,032
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures		(256,486)				(155,007)		(155,007)	(101,479)
Foreign currency translation effects		27,788				(11,220)		(11,220)	39,008
Actuarial loss on defined benefit plan		(81,712)				(52,189)		(52,189)	(29,523)
Gain on share subscription of subsidiary
Change in fair value of financial assets		192				118		118	74
Total comprehensive income for the year		2,583,155				(218,298)	1,316,341	1,098,043	1,485,112
Contributions by and distributions to owners of the Company
Capital increase in subsidiary		(11,938)							(11,938)
Share options exercised - Subsidiaries		(13,113)			(11,811)			(11,811)	(1,302)
Dividends - non-controlling interest					(11,650)			(11,650)	11,650
Prescribed Dividends		20,751					12,499	12,499	8,252
Dividends		(243,317)							(243,317)
Treasury shares acquired		(1,141,302)			(1,141,302)			(1,141,302)
Share-based payment transactions		42,222			42,222			42,222
Total contributions by and distributions to owners of the Company		(1,346,697)			(1,122,541)		12,499	(1,110,042)	(236,655)
Transactions with owners of the Company
Change of shareholding interest in subsidiary		(2,489,942)			(1,102,568)			(1,102,568)	(1,387,374)
Ending balance at Dec. 31, 2019		R$ 16,240,481		R$ 5,328	R$ 887,165	R$ (805,471)	R$ 5,314,843	R$ 5,401,865	R$ 10,838,616

[1]	For details on this restated, see note 24.